LONG-TERM DEBT, NET - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-Term Debt [Line Items]
Long-term debt, net	$ 3,720,275	$ 3,815,232
Current portion of long-term debt, net	(50,583)	(102,836)
Non current portion of long-term debt, net	3,669,692	3,712,396
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	469,116	488,886
Total Credit Facility [Member] | Studio City Project Facility [Member]
Long-Term Debt [Line Items]
Long-term debt, net	0	1,243,844
Total Credit Facility [Member] | 2016 Studio City Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	129	0
Term Loan Facility [Member] | Aircraft Term Loan [Member]
Long-Term Debt [Line Items]
Long-term debt, net	16,537	22,705
Senior Notes [Member] | 2012 Studio City Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	812,444	809,871
Senior Notes [Member] | 2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	947,313	936,514
Senior Notes [Member] | Philippine Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	298,085	313,412
2016 Studio City Secured Notes [Member] | 2016 7.250% SC Secured Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	833,404	0
2016 Studio City Secured Notes [Member] | 2016 5.875% SC Secured Notes [Member]
Long-Term Debt [Line Items]
Long-term debt, net	$ 343,247	$ 0